PGIM Jennison Focused Mid-Cap ETF Annual Total Returns	12 Months Ended
Dec. 31, 2024
PGIM Jennison Focused Mid-Cap ETF | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	15.69%